Summary of Significant Accounting Policies - Impairment of Long-lived Assets and Value added taxes (Details)	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2018
Second-hand merchandise
Value added taxes
Value added tax (VAT), one (as a percent)			2.00%
Value added tax (VAT), two (as a percent)			3.00%
Brand new merchandise
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)	17.00%	16.00%
Service revenue
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)			6.00%